Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (4,556)	$ (4,088)	$ (4,002)
Other comprehensive (loss) income before reclassifications	(578)	(494)	(112)
Amounts reclassified from OCI	69	89	29
Changes attributable to divestments, before tax	9	41	(9)
Total other comprehensive income (loss) income	(509)	(405)	(83)
Spin-off of the Turbocharging Division		(98)
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	5
Less: Amounts attributable to noncontrolling interests		(35)	4
Balance at the end of the period	(5,070)	(4,556)	(4,088)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(3,691)	(2,993)	(2,460)
Other comprehensive (loss) income before reclassifications	(290)	(685)	(521)
Amounts reclassified from OCI	9	46	(9)
Total other comprehensive income (loss) income	(281)	(639)	(530)
Spin-off of the Turbocharging Division		(93)
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	5
Less: Amounts attributable to noncontrolling interests		(34)	4
Balance at the end of the period	(3,977)	(3,691)	(2,993)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(19)	2	17
Other comprehensive (loss) income before reclassifications	5	(23)	(10)
Amounts reclassified from OCI	6	2	(5)
Total other comprehensive income (loss) income	11	(21)	(15)
Spin-off of the Turbocharging Division		0
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	0
Less: Amounts attributable to noncontrolling interests		0	0
Balance at the end of the period	(8)	(19)	2
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(838)	(1,089)	(1,556)
Other comprehensive (loss) income before reclassifications	(283)	226	411
Amounts reclassified from OCI	46	29	56
Total other comprehensive income (loss) income	(237)	255	467
Spin-off of the Turbocharging Division		(5)
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	0
Less: Amounts attributable to noncontrolling interests		(1)	0
Balance at the end of the period	(1,075)	(838)	(1,089)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(8)	(8)	(3)
Other comprehensive (loss) income before reclassifications	(10)	(12)	8
Amounts reclassified from OCI	8	12	(13)
Total other comprehensive income (loss) income	(2)	0	(5)
Spin-off of the Turbocharging Division		0
Less: Amounts attributable to noncontrolling interests and redeemable noncontrolling interests	0
Less: Amounts attributable to noncontrolling interests		0	0
Balance at the end of the period	$ (10)	$ (8)	$ (8)